Expense Example {- Fidelity Government Money Market Fund} - 04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-10 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund: Premium Class
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 33
3 years	110
5 years	197
10 years	$ 450